CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED JULY 29, 2016,

TO THE PROSPECTUS DATED JANUARY 1, 2016, AS RESTATED MARCH 1, 2016, AND UPDATED JULY 20, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

EMERGING MARKETS EQUITY FUND

Effective August 1, 2016, Vontobel Asset Management, Inc. (“Vontobel”) is no longer an investment sub-adviser of the Emerging Markets Equity Fund. As such, all references to Vontobel are removed from the Prospectus.

Effective August 1, 2016, BlackRock Financial Management, Inc. (“BlackRock”) will commence as a new investment sub-adviser to the Emerging Markets Equity Fund.

Effective August 1, 2016, the target sub-adviser investment allocations of the Emerging Markets Equity Fund is a 25% allocation to BlackRock Financial Management, Inc. (“BlackRock”), a 37.5% allocation to Lazard Asset Management (“Lazard”), and a 37.5% allocation to Van Eck Associates Corporation (“Van Eck”).

Effective August 1, 2016, the following replaces the disclosure related to the Emerging Markets Equity Fund in the Sub-advisers and Portfolio Managers chart on page 13 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
Alan Mason — BlackRock	2016
Greg Savage, CFA® — BlackRock	2016
Jennifer Hsui, CFA® — BlackRock	2016
Creighton Jue, CFA® — BlackRock	2016
Rachel Aguirre — BlackRock	2016
Rohit Chopra— Lazard	2009
James M. Donald— Lazard	2009
Monika Shrestha— Lazard	2015
John R. Reinsberg— Lazard	2009
David Semple — VanEck	2016
Angus Shillington — VanEck	2016

Effective August 1, 2016, the following replaces the disclosure related to the Emerging Markets Equity Fund in the How the Sub-advisers select the Fund’s Investments section on page 38 of the Prospectus:

BlackRock Financial Management, Inc. (“BlackRock”) will employ a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EMERGING MARKET Index. The Fund will be substantially invested in securities in the MSCI EMERGING MARKET Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EMERGING MARKET Index. The Fund will invest in a statistically selected sample of equity securities included in the MSCI EMERGING MARKET Index and in derivative instruments linked to the MSCI EMERGING MARKET Index. Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. The Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EMERGING MARKET Index. The Fund may not, however, invest in all of the companies within a country represented in the MSCI EMERGING MARKET Index, or in the same weightings as in the MSCI EMERGING MARKET Index. The percentage of the Fund’s assets allocated to BlackRock is 25%.

Lazard Asset Management LLC (“Lazard”) manages a relative value strategy (“Strategy”) and invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal business activities are located in emerging or developing market countries. The Strategy is based on value creation through a process of bottom-up stock selection. The Strategy consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters. In the Strategy, assets are invested in companies that are believed to be undervalued based on their earnings, cash flow or asset values. The percentage of the Fund’s assets allocated to Lazard is 37.5%.

Van Eck Associates Corporation (“VanEck”) seeks long-term capital appreciation by investing primarily in securities of companies that are organized in, maintain at least 50% of their assets in, or derive at least 50% of their revenues from, emerging market countries. VanEck has broad discretion to identify countries that it considers to qualify as emerging markets. Van Eck selects emerging market countries that the Fund will invest in based on VanEck’s evaluation of economic fundamentals, legal structure, political developments and other specific factors VanEck believes to be relevant. Utilizing qualitative and quantitative measures, the Strategy’s Portfolio Manager seeks to invest in reasonably-priced companies that have strong structural growth potential. The Portfolio Manager seeks attractive investment opportunities in all areas of emerging markets, and utilizes a flexible investment approach across all market capitalizations. The Strategy’s holdings may include issues denominated in currencies of emerging market countries, investment companies (like country funds) that invest in emerging market countries, and American Depositary Receipts, and similar types of investments, representing emerging market securities. The percentage of the Fund’s assets allocated to VanEck is 37.5%.

Effective August 1, 2016, the following replaces the disclosure for the Emerging Markets Equity Fund in the Fund management section under the heading The Sub-advisers on page 58 of the Prospectus.

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Emerging Markets Equity Fund	BlackRock Financial Management, Inc. (“BlackRock”) Park Avenue Plaza 55 East 52nd St. New York, NY 10055	25%	Alan Mason Managing Director (1991-Present). Mr. Mason is Head of Americas Beta Strategies. He is a member of the Beta Strategies, ExCo, Americas ExCo and Global Human Capital Committees and a global sponsor for OUT, the firm’s LGBT employee network.	2016

			Greg Savage, CFA® Managing Director (1999-Present). Mr. Savage is the Head of the iShares Equity Portfolio Management Team within BlackRock’s Index Equity Team. He is responsible for overseeing the management of the Americas listed iShares equity Funds.	2016

			Jennifer Hsui, CFA® Managing Director and Portfolio Manager (2006-Present). Ms. Hsui is a member of BlackRock’s Index Equity team, currently leading the team responsible for the emerging markets iShares funds.	2016

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
			Creighton Jue, CFA® Managing Director and Portfolio Manager (2000-Present). Mr. Jue is a portfolio manager in BlackRock’s Institutional Index Equity Portfolio Management Group. He focuses on international index and index plus strategies.	2016

			Rachel Aguirre Director and Senior Portfolio Manager (2005-Present.) Mrs. Aguirre leads the Developed Markets Institutional Index Equity team. She is responsible for overseeing the management of developed market index equity portfolios for institutional clients within Beta Strategies.	2016

	Lazard Asset Management LLC (“Lazard”) 30 Rockefeller Plaza New York, NY 10112	37.5%	Rohit Chopra Managing Director and Portfolio Manager/Analyst (1999-present), member of Lazard’s Emerging Markets Equity portfolio management team focusing on consumer and telecommunications research and analysis.	2009

			James M. Donald Managing Director and Portfolio Manager/Analyst (1996-present), member of Lazard’s Emerging Markets Equity portfolio management team and Head of the Emerging Markets Group.	2009

			Monika Shrestha Director, Portfolio Manager/Analyst (2003-present). Ms. Shrestha is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on the financials sector. She began working in the investment field in 1997. Prior to joining Lazard in 2003, Ms. Shrestha was a principal at Waterview Advisors and a Corporate Finance Analyst with Salomon Smith Barney. She has an MBA from Harvard Business School, a BSE in Computer Science and Engineering and a BS in Economics (with a concentration in Finance) from the University of Pennsylvania.	2015

			John R. Reinsberg Deputy Chairman and Portfolio Manager/Analyst (1992-present), responsible for oversight of Lazard’s International and Global strategies and a member of Lazard’s Global Equity and International Equity portfolio management teams.	2009

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
	Van Eck Associates Corporation (“VanEck”) 666 Third Avenue New York, NY 10017	37.5%	David Semple Portfolio Manager (2002-present), Mr. Semple is the Portfolio Manager of the strategy, responsible for asset allocation and stock selection in global emerging markets.	2016

			Angus Shillington Deputy Portfolio Manager (2014-present). Mr. Shillington is a Deputy Portfolio Manager of the strategy. Prior to that, he has was a Senior Analyst at VanEck from 2009-2014.	2016

INTERNATIONAL EQUITY FUND

Effective August 15, 2016, BlackRock Financial Management, Inc. (“BlackRock”) will commence as a new investment sub-adviser to the International Equity Fund.

Effective August 15, 2016, the target sub-adviser investment allocations of the International Equity Fund is a 25% allocation to each of BlackRock Financial Management, Inc., Causeway Capital Management LLC, OppenheimerFunds, Inc., and Schroder Investment Management North America Inc.

Effective August 15, 2016, the following is added to the disclosure related to the International Equity Fund in the Sub-advisers and portfolio managers chart on page 10 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
Alan Mason — BlackRock	2016
Greg Savage, CFA® — BlackRock	2016
Jennifer Hsui, CFA® — BlackRock	2016
Creighton Jue, CFA® — BlackRock	2016
Rachel Aguirre — BlackRock	2016

Effective August 15, 2016, the following is added to the disclosure related to the International Equity Fund in the How the Sub-adviser selects the Fund’s Investments section starting on page 36 of the Prospectus:

BlackRock Financial Management, Inc. (“BlackRock”) will employ a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The Fund will be substantially invested in securities in the MSCI EAFE Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. The Fund will invest in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index. Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. The Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The Fund may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. The percentage of the Fund’s assets allocated to BlackRock is 25%.

Effective August 15, 2016, the following replaces the disclosure for the International Equity Fund in the Fund management section under the heading The Sub-advisers on page 57 of the Prospectus.

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
International Equity Fund	BlackRock Financial Management, Inc. (“BlackRock”) Park Avenue Plaza 55 East 52nd St. New York, NY 10055	25%	Alan Mason Managing Director (1991-Present). Mr. Mason is Head of Americas Beta Strategies. He is a member of the Beta Strategies, ExCo, Americas ExCo and Global Human Capital Committees and a global sponsor for OUT, the firm’s LGBT employee network.	2016

			Greg Savage, CFA® Managing Director (1999-Present). Mr. Savage is the Head of the iShares Equity Portfolio Management Team within BlackRock’s Index Equity Team. He is responsible for overseeing the management of the Americas listed iShares equity Funds.	2016

			Jennifer Hsui, CFA® Managing Director and Portfolio Manager (2006-Present). Ms. Hsui is a member of BlackRock’s Index Equity team, currently leading the team responsible for the emerging markets iShares funds.	2016

			Creighton Jue, CFA® Managing Director and Portfolio Manager (2000-Present). Mr. Jue is a portfolio manager in BlackRock’s Institutional Index Equity Portfolio Management Group. He focuses on international index and index plus strategies.	2016

			Rachel Aguirre Director and Senior Portfolio Manager (2005-Present.) Mrs. Aguirre leads the Developed Markets Institutional Index Equity team. She is responsible for overseeing the management of developed market index equity portfolios for institutional clients within Beta Strategies.	2016

	Causeway Capital Management LLC (“Causeway”) 11111 Santa Monica Blvd. 15th Floor Los Angeles, CA 90025	25%	Sarah H. Ketterer Chief Executive Officer, Portfolio Manager (2001-present). Ms. Ketterer is the chief executive officer of Causeway, portfolio	2014

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
			manager for the firm’s fundamental and absolute return strategies, and is responsible for investment research across all sectors. She co-founded the firm in June 2001.

			Harry W. Hartford President, Portfolio Manager (2001-present). Mr. Hartford is the president of Causeway, portfolio manager for the firm’s fundamental and absolute return strategies, and director of research. He co-founded the firm in June 2001.	2014

			James A. Doyle Portfolio Manager (2001-present), Mr. Doyle is a director of Causeway and is responsible for investment research in the global healthcare, information technology, and telecommunication services sectors. He joined the firm in June 2001.	2014

			Jonathan P. Eng Portfolio Manager (2002-present). Mr. Eng is a director of Causeway and is responsible for investment research in the global consumer discretionary, industrials and materials sectors. He joined the firm in July 2001 as a research associate and has been a portfolio manager since February 2002.	2014

			Conor S. Muldoon, CFA® Portfolio Manager (2010-present). Mr. Muldoon is a director of Causeway and is responsible for investment research in the global financials and materials sectors. He joined the firm in August 2003 as a research associate and has been a portfolio manager since September 2010.	2014

			Foster Corwith Portfolio Manager (2013-present). Mr. Corwith is a director and a portfolio manager of Causeway and is responsible for investment research in the global industrials and consumer sectors. He joined the firm in July 2006 as a research associate and has been a portfolio manager since April 2013.	2014

			Alessandro Valentini, CFA® Portfolio Manager (2013-present). Mr. Valentini is a portfolio manager of Causeway and is responsible for investment research in the	2014

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
			global health care and financials sectors. He joined the firm in July 2006 and has been a portfolio manager since April 2013.

			Ellen Lee Portfolio Manager (2007-present). Ms. Lee is a director of Causeway and is responsible for investment research in the global utilities, energy, industrials, and consumer discretionary sectors. Ms. Lee joined the firm in August 2007 as a research associate and has been a portfolio manager since January 2015.	2015

	OppenheimerFunds, Inc. (“OFI”) 225 Liberty Street 11th Floor New York, NY 10281-1008	25%

George R. Evans, CFA®

Senior Vice President, CIO Equities

and Portfolio Manager

(1996-present). Mr. Evans has been the Chief Investment Officer, Equities of OFI since January 2013, a Senior Vice President of OFI since July 2004, the Director of International Equities of OFI since July 2004, and is a portfolio manager of Oppenheimer International Growth Fund and related strategies. He was the Director of Equities of OFI from October 2010 through December 2012.

Robert B. Dunphy, CFA®

Vice President and Portfolio Manager

(2012-present). Mr. Dunphy has been a Vice President of OFI since January 2011 and Senior Portfolio Manager of OFI since May 2011. He was a Senior Research Analyst and Assistant Vice President of OFI from May 2009 to January 2011, and an Intermediate Research Analyst of OFI from January 2006 to May 2009. Mr. Dunphy is a co-portfolio manager of Oppenheimer International Growth Fund.

	Schroder Investment Management North America Inc. (“Schroders”) 875 Third Avenue 22nd Floor New York NY 10022-6225	25%	Simon Webber, CFA® Lead Portfolio Manager (1999-present). Mr. Webber has been a portfolio manager of the fund since 2011. He joined Schroders as a research analyst in 1999.

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since

James Gautrey

Portfolio Manager

(2001-present). Mr. Gautrey became a portfolio manager for International Equities at Schroders in 2014. He is also a Global Sector Specialist for the Technology Sector, a role he has held since 2006. He began his career in 2001 with Schroders.

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